ACCOUNTS PAYABLE AND OTHER LIABILITIES - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 2,094	$ 2,537
Loans and notes payables	1,062	172
Derivative liabilities	416	289
Deferred revenue	441	342
Lease liabilities	43	43
Other liabilities	45	43
Total accounts payable and other liabilities	$ 4,101	$ 3,426